SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Foreign Currency Balances
	2015	2014	2013
Year end RMB: US$ exchange rate	6.4917	6.1460	6.1943
Average yearly RMB: US$ exchange rate	6.2288	6.1457	6.1122